LIBERTY TAX-EXEMPT INSURED FUND
                                  Annual Report
                                November 30, 2002


[PHOTO OF WOMAN WRITING]



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







                         LIBERTY TAX-EXEMPT INSURED FUND
                                  Annual Report
                                November 30, 2002


[PHOTO OF WOMAN WRITING]



                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY EDELIVERY.

                         To sign up for eDelivery, go to
                              www.icsdelivery.com.

PRESIDENT'S MESSAGE

[PHOTO OF Keith T. Banks]

Dear Shareholder:
For a third consecutive year, the municipal bond market offered positive returns. In general, the bond market was aided by strong demand, as investors shied away from the stock market in light of economic uncertainty, corporate scandals and the threat of war. Relatively stable interest rates were also an aid to performance. The Federal Reserve lowered short-term interest rates early in the period and again late in the period, as the economy struggled and consumer confidence sagged. The volume of new municipal bonds increased as cities and states faced budget deficits and revenue shortfalls. However, investor demand for bonds also rose, and that helped support returns throughout the year.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Gary Swayze.

As always, we thank you for choosing Liberty Tax-Exempt Insured Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President



NET ASSET VALUE PER SHARE as of 11/30/02 ($)

         Class A                          8.56
         Class B                          8.56
         Class C                          8.56

DISTRIBUTIONS DECLARED PER SHARE 12/01/01-11/30/02 ($)

         Class A                          0.45
         Class B                          0.39
         Class C                          0.41

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.


             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment
11/30/92 - 11/30/02

PERFORMANCE OF A $10,000 INVESTMENT
11/30/92 - 11/30/02 ($)

                  without      with
                  sales        sales
                  charge      charge
---------------------------------------
 Class A          17,842      16,994
---------------------------------------
 Class B          16,562      16,562
---------------------------------------
 Class C          17,420      17,420
---------------------------------------


[mountain chart data]:


                       Class A shares        Class A shares      Lehman Brothers
                 without sales charge     with sales charge Municipal Bond Index

11/92                      $10,000.0              $ 9,525.0          $10,000.0
                            10,098.0                9,618.0           10,102.0
                            10,208.0                9,723.0           10,219.0
                            10,582.0               10,079.0           10,589.0
                            10,480.0                9,982.0           10,477.0
                            10,580.0               10,077.0           10,583.0
                            10,603.0               10,099.0           10,642.0
                            10,777.0               10,265.0           10,820.0
                            10,785.0               10,273.0           10,834.0
                            10,987.0               10,465.0           11,059.0
                            11,099.0               10,572.0           11,185.0
                            11,108.0               10,580.0           11,206.0
                            11,000.0               10,478.0           11,108.0
                            11,204.0               10,672.0           11,342.0
                            11,304.0               10,767.0           11,471.0
                            11,009.0               10,486.0           11,174.0
                            10,580.0               10,078.0           10,720.0
                            10,642.0               10,136.0           10,811.0
                            10,716.0               10,207.0           10,905.0
                            10,670.0               10,163.0           10,838.0
                            10,854.0               10,338.0           11,037.0
                            10,875.0               10,359.0           11,075.0
                            10,707.0               10,198.0           10,912.0
                            10,483.0                9,985.0           10,718.0
                            10,271.0                9,783.0           10,524.0
                            10,514.0               10,014.0           10,756.0
                            10,841.0               10,326.0           11,063.0
                            11,169.0               10,639.0           11,385.0
                            11,275.0               10,740.0           11,516.0
                            11,255.0               10,720.0           11,530.0
                            11,587.0               11,037.0           11,898.0
                            11,397.0               10,856.0           11,794.0
                            11,447.0               10,903.0           11,906.0
                            11,596.0               11,045.0           12,058.0
                            11,674.0               11,119.0           12,133.0
                            11,910.0               11,345.0           12,309.0
                            12,177.0               11,599.0           12,514.0
                            12,343.0               11,757.0           12,634.0
                            12,422.0               11,832.0           12,730.0
                            12,223.0               11,643.0           12,643.0
                            11,964.0               11,396.0           12,482.0
                            11,926.0               11,359.0           12,447.0
                            11,932.0               11,365.0           12,442.0
                            12,057.0               11,484.0           12,577.0
                            12,153.0               11,576.0           12,690.0
                            12,147.0               11,570.0           12,688.0
                            12,334.0               11,749.0           12,865.0
                            12,461.0               11,870.0           13,011.0
                            12,726.0               12,121.0           13,249.0
                            12,625.0               12,025.0           13,193.0
                            12,615.0               12,016.0           13,218.0
                            12,713.0               12,110.0           13,340.0
                            12,501.0               11,907.0           13,163.0
                            12,615.0               12,016.0           13,273.0
                            12,822.0               12,213.0           13,474.0
                            12,967.0               12,351.0           13,618.0
                            13,457.0               12,818.0           13,995.0
                            13,224.0               12,596.0           13,863.0
                            13,402.0               12,766.0           14,028.0
                            13,486.0               12,845.0           14,118.0
                            13,569.0               12,925.0           14,201.0
                            13,820.0               13,164.0           14,409.0
                            13,953.0               13,290.0           14,557.0
                            13,925.0               13,264.0           14,562.0
                            13,896.0               13,236.0           14,575.0
                            13,785.0               13,130.0           14,509.0
                            14,067.0               13,399.0           14,738.0
                            14,104.0               13,434.0           14,796.0
                            14,094.0               13,424.0           14,833.0
                            14,381.0               13,698.0           15,063.0
                            14,584.0               13,891.0           15,251.0
                            14,504.0               13,815.0           15,251.0
                            14,556.0               13,865.0           15,304.0
                            14,593.0               13,899.0           15,343.0
                            14,785.0               14,083.0           15,525.0
                            14,645.0               13,949.0           15,457.0
                            14,615.0               13,921.0           15,479.0
                            14,668.0               13,971.0           15,517.0
                            14,532.0               13,841.0           15,427.0
                            14,305.0               13,625.0           15,205.0
                            14,342.0               13,661.0           15,260.0
                            14,203.0               13,528.0           15,138.0
                            14,169.0               13,496.0           15,144.0
                            13,959.0               13,296.0           14,980.0
                            14,138.0               13,466.0           15,139.0
                            14,043.0               13,376.0           15,025.0
                            13,976.0               13,312.0           14,959.0
                            14,192.0               13,518.0           15,133.0
                            14,543.0               13,852.0           15,463.0
                            14,418.0               13,733.0           15,372.0
                            14,295.0               13,616.0           15,292.0
                            14,738.0               14,038.0           15,697.0
                            14,965.0               14,255.0           15,915.0
                            15,229.0               14,505.0           16,160.0
                            15,101.0               14,384.0           16,076.0
                            15,311.0               14,584.0           16,251.0
                            15,482.0               14,747.0           16,375.0
                            16,029.0               15,267.0           16,779.0
                            16,128.0               15,362.0           16,945.0
                            16,183.0               15,414.0           17,000.0
                            16,303.0               15,528.0           17,153.0
                            15,894.0               15,139.0           16,967.0
                            16,130.0               15,364.0           17,151.0
                            16,285.0               15,512.0           17,266.0
                            16,635.0               15,845.0           17,521.0
                            17,008.0               16,200.0           17,810.0
                            16,913.0               16,109.0           17,750.0
                            17,190.0               16,374.0           17,961.0
                            16,898.0               16,095.0           17,810.0
                            16,641.0               15,851.0           17,641.0
                            16,964.0               16,158.0           17,946.0
                            17,266.0               16,446.0           18,161.0
                            16,719.0               15,924.0           17,805.0
                            17,142.0               16,327.0           18,153.0
                            17,280.0               16,460.0           18,263.0
                            17,502.0               16,670.0           18,457.0
                            17,766.0               16,922.0           18,695.0
                            17,988.0               17,133.0           18,919.0
                            18,438.0               17,562.0           19,334.0
                            18,017.0               17,161.0           19,013.0
11/02                       17,842.0               16,994.0           18,933.0





MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.



Average annual total return as of 11/30/02 (%)
Share class                                          A                          B                           C
Inception                                        11/20/85                    5/5/92                      8/1/97
---------------------------------------------------------------------------------------------------------------------
                                          without        with        without         with       without        with
                                           sales        sales         sales         sales        sales        sales
                                           charge       charge        charge        charge       charge       charge
---------------------------------------------------------------------------------------------------------------------
1-year                                      5.61         0.60          4.83         -0.17          5.14         4.14
---------------------------------------------------------------------------------------------------------------------
5-year                                      5.63         4.61          4.85          4.52          5.16         5.16
---------------------------------------------------------------------------------------------------------------------
10-year                                     5.96         5.45          5.17          5.17          5.71         5.71
---------------------------------------------------------------------------------------------------------------------

Average annual total return as of 9/30/02 (%)
Share class                                          A                          B                           C
---------------------------------------------------------------------------------------------------------------------
                                          without        with        without         with        without        with
                                           sales        sales         sales         sales         sales        sales
                                           charge       charge        charge        charge        charge       charge
---------------------------------------------------------------------------------------------------------------------
1-year                                      9.03          3.85         8.22          3.22          8.54         7.54
---------------------------------------------------------------------------------------------------------------------
5-year                                      6.59          5.56         5.80          5.48          6.12         6.12
---------------------------------------------------------------------------------------------------------------------
10-year                                     6.37          5.86         5.59          5.59          6.13         6.13
---------------------------------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares: the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through the first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year -- 1%, thereafter--0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to its inception date. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

SEC YIELDS AS OF 11/30/02 (%)

CLASS A                            2.57
CLASS B                            1.95
CLASS C                            2.26

THE 30-DAY SEC YIELDS REFLECT THE PORTFOLIO'S EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE AT THE END OF THE PERIOD. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES, THE SEC YIELD WOULD HAVE BEEN 1.96% FOR CLASS C SHARES.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 11/30/02 (%)

CLASS A                            4.19
CLASS B                            3.18
CLASS C                            3.68

TAXABLE-EQUIVALENT SEC YIELDS ARE BASED ON THE MAXIMUM EFFECTIVE 38.6% FEDERAL INCOME TAX RATE. THIS TAX RATE DOES NOT REFLECT THE PHASE OUT OF EXEMPTIONS OR THE REDUCTION OF THE OTHERWISE ALLOWABLE DEDUCTIONS THAT OCCUR WHEN ADJUSTED GROSS INCOME EXCEEDS CERTAIN LEVELS.




PORTFOLIO MANAGER'S REPORT

For the 12-month period that ended November 30, 2002, Liberty Tax-Exempt Insured Fund class A shares delivered a return of 5.61%, without a sales charge. The fund outperformed its peer group, the Lipper Insured Municipal Debt Funds Category, which returned 5.31% on average for the same period.1 The fund's performance when compared to its peers was aided by our emphasis on intermediate-term bonds with maturities ranging from seven to 20 years, which benefited from falling interest rates as the year progressed. However, the fund underperformed its benchmark the Lehman Brothers Municipal Bond Index, which returned 6.32% for the period. This underperformance reflects the index's emphasis on shorter-maturity bonds, which were even stronger performers than the intermediate-term bonds which are emphasized by the fund and also by its Lipper peer group.

Although the period was marked by positive performance, the bond market was volatile throughout. Early in the period bond prices declined on concerns interest rates were heading higher if the post-September 11 economic recovery was more robust than anticipated. Low short-term interest rates aided the consumer. Zero-percent financing fueled automobile purchases and a boom in mortgage refinancing gave homeowners more money to spend. The mild winter boosted home construction and manufacturing production rose inventories were rebuilt in the winter months. But these forces were not enough to offset the lack of job growth and slowing production that ensued once inventories were rebuilt. The economic recovery waned in the second and third quarters and bond prices rose as interest rates stabilized. The Federal Reserve stepped in to lower short-term interest rates in the final month of the reporting period to give the economy a boost and to mitigate concerns that it was headed back into recession or deflation.

A GOOD PLACE TO BE
Over the past few years we have focused on intermediate bonds because they offer much of the yield of longer-term bonds but with less volatility. During the past 12 months, once again they were good performers. The fund also benefited from the so-called "roll down" effect, which typically boosts prices of bonds as they age. This effect tends to be more pronounced when intermediate-term yields are sharply higher than short-term interest rates and there is not much pick-up in yield for long-term



-------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives to those of the fund.

bonds. That condition, which is known as a "steep" yield curve, characterized the bond market over the past year. And because the fund was focused on intermediate-term bonds, it received an additional lift to performance.

Owning bonds with good call protection also worked to our advantage, effectively insulating the fund from having bond issuers redeem, or "call," higher-yielding bonds before maturity. This allowed us to hold "older" higher-yielding bonds for a longer period of time.

TREASURY FUTURES CAUSE DRAG
One tactic that didn't work as hoped was our stake in 10-year Treasury futures, which we bought as a hedge against a possible Treasury market correction. In hindsight our move was premature because interest rates fell further than expected before they began to rise. The hedge trimmed our level of outperformance relative to our peers.

MODERATE GROWTH, LOW INFLATION AHEAD
Looking ahead we expect a modestly growing economy marked by low inflation, but we expect the rebound to fall short of earlier recoveries. Businesses across a number of industries worldwide still have excess production capacity, which is limiting capital spending. And consumers, whose spending typically helps jump-start a recovery, have already added to their debt levels which may limit further spending. What's more, we believe we could be in the early stage of a secular trend that will see "baby boomers," the oldest of whom will turn 57 in 2003, cutting back consumption as they begin reducing their lifestyle level. Beyond consumer spending, we'll continue to watch growth and capital spending to assess the potential for stronger than expected economic growth. The fund's strategy is not likely to change unless the economy is much stronger than we anticipate which could lead to inflation and higher interest rates.

/s/ Gary Swayze

Gary Swayze
Gary Swayze is portfolio manager of Liberty Tax-Exempt Insured Fund and is a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group.



------------
Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

While insurance reduces credit risk, it does not protect against fluctuations in the value of the fund's shares caused by interest rate changes or other factors. Insurance premiums also reduce the fund's yield.




MATURITY BREAKDOWNS (%)

[bar chart data]:

                         As of 11/30/02              As of 11/30/01

0-5 years                        2.3                        2.4
5-7 years                        5.8                        3.9
7-10 years                      14.5                       12.1
10-15 years                     43.8                       37.2
15-20 years                     23.4                       22.7
20-25 years                      7.9                       12.5
25+ years                        0.8                        3.8
Net cash & equivalents           1.5                        5.4


Maturity breakdown is calculated as a percentage of total investments, including short-term obligations, based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this maturity breakdown in the future.



QUALITY BREAKDOWN AS OF 11/30/02 (%)

[pie chart data]:

AAA:                          93.0
AA:                            4.8
Non-rated:                     0.7
Cash equivalents:              1.5


Quality breakdown is calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies:
Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

INVESTMENT PORTFOLIO

November 30, 2002

MUNICIPAL BONDS - 97.4%               PAR         VALUE
--------------------------------------------------------
EDUCATION - 4.4%
EDUCATION - 4.2%
CA State Public Works Board,
   Series 2002 A,
   5.375% 10/01/15             $1,000,000   $ 1,089,630
MA State Health & Educational
   Facilities Authority, Harvard
   University, Series 1991 N,
   6.250% 04/01/20              3,000,000     3,550,950
NC University of North Carolina,
   Series 2002 A,
   5.375% 04/01/21                750,000       782,258
OH Cincinnati Technical College,
   Series 2002,
   5.000% 10/01/15              1,000,000     1,060,340
WV State University,
   Series 2000 A,
   (a) 04/01/17                 2,480,000     1,204,586
                                           ------------
                                              7,687,764
                                           ------------
STUDENT LOAN - 0.2%
AL State Higher Education Loan
   Corp., Series 1994 C,
   5.850% 09/01/04                355,000       374,099
                                           ------------

-------------------------------------------------------
HEALTH CARE - 6.1%
HOSPITALS - 5.3%
MA Health & Educational
   Facilities Authority, Valley
   Regional Health System,
   Series 1994 C,
   7.000% 07/01/08              1,585,000     1,871,822
MS State Hospital Equipment and
   Facilities Authority, Rush
   Medical Foundation Project,
   Series 1992,
   6.700% 01/01/18                250,000       255,892
TN Knox City Health, Education
   & Housing Facilities, Series 1993,
   5.250% 01/01/15 (b)          5,000,000     5,365,850
UT State Board of Regents,
   University of Utah, Series 2001,
   5.500% 08/01/15              1,000,000     1,078,530
WI State Health & Educational
   Facilities Authority:
   Bellin Memorial Hospital,
   Series 1993,
   6.625% 02/15/08              1,000,000     1,131,830
   Waukesha Memorial Hospital,
   Series 1990 B,
   7.250% 08/15/19                 50,000        50,206
                                           ------------
                                              9,754,130
                                           ------------






                                      PAR         VALUE
--------------------------------------------------------
INTERMEDIATE CARE FACILITIES - 0.8%
IL State Development Finance
   Authority, Elgin School District
   No. U46, Series 2001,
   (a) 01/01/13                $2,500,000   $ 1,580,050
                                           ------------

-------------------------------------------------------
HOUSING - 3.4%
MULTI-FAMILY - 2.4%
IL Onterie Center Housing Finance
   Corp., Onterie Center Project,
   Series 1992 A,
   7.050% 07/01/27              2,000,000     2,050,500
MA State Housing Finance Agency,
   Series 1994 A,
   6.400% 01/01/09              1,760,000     1,832,389
MD Howard County Medical
   Mortgage Heartlands Elderly
   Apartments, Series 1985,
   8.875% 12/01/10                490,000       496,169
                                           ------------
                                              4,379,058
                                           ------------
SINGLE FAMILY - 1.0%
LA Jefferson Parish Home
   Mortgage Authority,
   Series 1999 B-1,
   6.750% 06/01/30                870,000       955,608
MA State Housing Finance Agency,
   Series 1992,
   7.125% 06/01/25                965,000       979,504
                                           ------------
                                              1,935,112
                                           ------------

-------------------------------------------------------
OTHER - 8.8%
POOL/BOND BANK - 1.0%
MI Municipal Bond Authority,
   Local Government Loan
   Program, Series 1991 C,
   (a) 06/15/15                 3,380,000     1,855,113
                                           ------------

REFUNDED/ESCROWED (c) - 7.8%
FL Melbourne, Series 2000 A,
   (a) 10/01/18                 1,000,000       446,920
FL Tampa Bay Water Utility
   System Revenue, Series 1999,
   9.940% 10/01/23 (d)(e)       1,000,000     1,293,600
GA Fulton County, Series 1992,
   6.375% 01/01/14              5,810,000     6,898,503
GA State Municipal Electric
   Authority, Series 1997 Y,
   6.400% 01/01/13                 55,000        64,953
OK State Industrial Authority,
   Baptist Medical Center,
   Series 1995 C,
   7.000% 08/15/04              1,500,000     1,633,140



See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
---------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (c) (CONTINUED)
OR Portland International Airport,
   Series 1991 7-B,
   7.100% 07/01/21             $1,125,000   $ 1,372,185
PA Pottstown Borough Authority
   Sewer, Guaranteed Sewer
   Revenue, Series 1991,
   (a) 11/01/16                 1,000,000       506,920
SC Piedmont Municipal Power
   Agency, Series 1991 A,
   6.125% 01/01/07                 75,000        85,034
SC State Ports Authority,
   Series 1991,
   6.500% 07/01/06                125,000       127,994
TX State Municipal Power
   Agency, Series 1989:
   (a) 09/01/10                   195,000       142,126
   (a) 09/01/11                   305,000       209,608
   (a) 09/01/12                   110,000        71,807
   Series 1993,
   (a) 09/01/15                   100,000        54,132
WA State Public Power Supply
   System, Nuclear Project No. 2,
   Series 1992 A,
   (a) 07/01/11                 2,315,000     1,603,716
                                           ------------
                                             14,510,638
                                           ------------

-------------------------------------------------------
OTHER REVENUE - 0.1%
RECREATION - 0.1%
CA State Fair Financing
   Authority, Series 1991,
   6.500% 07/01/11                 170,000      172,312
                                           ------------

-------------------------------------------------------
RESOURCE RECOVERY - 0.8%
SC Charleston County Solid Waste
   User Fee, Series 1994,
   6.500% 01/01/09               1,405,000    1,509,644
                                           ------------

-------------------------------------------------------
TAX-BACKED - 38.2%
LOCAL APPROPRIATED - 4.7%
IL Chicago Board of Education,
   Series 1992 A,
   6.250% 01/01/15              6,000,000     7,056,480
IL Metropolitan Pier & Exposition
   Authority, McCormick Place,
   Series 1993 A,
   (a) 06/15/19                 3,000,000     1,266,690
MI Grand Rapids, Series 1998 A,
   4.750% 01/01/28                500,000       473,335
                                           ------------
                                              8,796,505
                                           ------------






                                      PAR         VALUE
--------------------------------------------------------
LOCAL GENERAL OBLIGATIONS - 17.1%
AZ Maricopa County School
   District, Number 8 Osborn,
   Series 1992,
   7.500% 07/01/08             $1,235,000   $ 1,505,107
AZ Mohave County Unified High
   School District, Series 1992 B,
   8.500% 07/01/06                250,000       300,887
AZ Tucson, Series 1994 G,
   7.625% 07/01/14              3,140,000     4,099,019
CA Alvord Unified School District,
   Series 2002 A,
   5.900% 02/01/19              1,975,000     2,263,054
CA Fresno Unified School District,
   Series 2002 A,
   6.000% 02/01/19 (f)          1,000,000     1,157,160
CO El Paso County School District
   No. 11, Series 1996,
   7.100% 12/01/18              4,420,000     5,665,644
CO Highlands Ranch Metropolitan
   District No. 2, Series 1996,
   6.500% 06/15/12              1,000,000     1,201,110
IL Chicago, City Colleges,
   Series 1999,
   (a) 01/01/14                 2,000,000     1,187,080
IL Chicago Public Building
   Commission, Series 1999 B,
   5.250% 12/01/18              1,000,000     1,069,540
MD Baltimore, Series 1989,
   7.000% 10/15/09              1,055,000     1,287,068
MI Anchor Bay School District,
   Series 2000 II,
   6.000% 05/01/10                500,000       572,735
NV Clark County, Series 1992 A,
   7.500% 06/01/07                350,000       417,053
OH Garfield Heights School District,
   Series 2001,
   5.375% 12/15/16              1,740,000     1,922,074
OH Hilliard School District,
   Series 2000,
   5.750% 12/01/24              1,000,000     1,074,090
OR Multnomah-Clackamas School
   District No. 10J, Series 2001,
   5.500% 06/15/12              1,595,000     1,776,447
PA Cornwall-Lebanon School
   District, Series 2001,
   (a) 03/15/17                 1,500,000       740,475
TN Lincoln County, Series 2001,
   5.250% 04/01/16              1,470,000     1,599,625
TX Galveston County,
   Series 2001,
   (a) 02/01/20                 1,510,000       606,809




See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
--------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
WA Clark County School District
   No. 37, Series 2001 C,
   (a) 12/01/16                $3,000,000   $ 1,498,110
WA King County School District
   Issaquah No. 411, Series 2001,
   5.625% 06/01/15              1,500,000     1,687,605
                                           ------------
                                             31,630,692
                                           ------------
SPECIAL NON-PROPERTY TAX - 8.8%
IL Metropolitan Pier & Exposition
   Authority, McCormick Place
   Expansion Project, Series 1993 A,
   (a) 06/15/16                 3,750,000     1,918,500
NJ State Transportation Trust
   Fund Authority, Series 2001 C,
   5.500% 12/15/15              1,685,000     1,890,621
NY City Transitional Finance
   Authority, Series 2002 C,
   5.250% 08/01/18              1,500,000     1,572,945
NY State Local Government
   Assistance Corp., Series 1993 E,
   5.000% 04/01/21              3,175,000     3,205,258
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority, Series 1996 Y,
   6.250% 07/01/12              3,000,000     3,567,330
TX Houston, Hotel Occupancy
   Tax & Special Revenue,
   Series 2001 B,
   (a) 09/01/17                 2,000,000       949,900
WA Central Puget Sound Regional
   Transportation Authority,
   Series 1998,
   5.250% 02/01/21              3,000,000     3,151,080
                                           ------------
                                             16,255,634
                                           ------------
STATE APPROPRIATED - 5.3%
IN State Office Building
   Commission, Women's Prison,
   Series 1995 B,
   6.250% 07/01/16              8,000,000     9,456,240
MI State, 525 Redevco, Inc.,
   Series 2000,
   (a) 06/01/21                 1,000,000       368,370
                                           ------------
                                              9,824,610
                                           ------------
STATE GENERAL OBLIGATIONS - 2.3%
CA State:
   Series 1995,
   10.000% 10/01/06             1,000,000     1,273,480
   Series 2002,
   6.000% 04/01/17              2,500,000     2,921,850
                                           ------------
                                              4,195,330
                                           ------------




                                      PAR         VALUE
---------------------------------------------------------
TRANSPORTATION - 10.5%
AIR TRANSPORTATION - 0.6%
NY Port Authority of New York &
   New Jersey, JFK International
   Air Terminal, Series 1997,
   6.250% 12/01/08             $1,000,000   $ 1,144,120
                                           ------------

AIRPORTS - 3.6%
GA Atlanta, Series 2000 A,
   5.500% 01/01/26              2,000,000     2,079,140
KY Louisville & Jefferson County
   Regional Airport Authority,
   Series 2001 A,
   5.750% 07/01/15              1,000,000     1,092,020
PA Allegheny County Airport,
   Pittsburgh International Airport,
   Series 1997 A-1,
   5.750% 01/01/10              1,750,000     1,920,362
TX Dallas-Fort Worth Regional
   Airport, Series 1992 A,
   7.375% 11/01/11              1,380,000     1,503,303
                                           ------------
                                              6,594,825
                                           ------------
PORTS - 0.6%
WA Port of Seattle, Series 2000 B,
   6.000% 02/01/14              1,000,000     1,137,110
                                           ------------

TOLL FACILITIES - 2.1%
NY State Thruway Authority,
   Highway & Bridge:
   Series 2001 B,
   5.250% 04/01/15                500,000       533,455
   Series E,
   5.500% 11/15/20                375,000       410,632
PA State Turnpike Commission,
   Series 2001 T,
   5.500% 12/01/13              1,000,000     1,124,890
TX Harris County,
   Toll Road Revenue,
   6.500% 08/15/11                120,000       122,813
WV State Parkways Economic
   Development & Tourism
   Authority, Series 2002,
   5.250% 05/15/14              1,500,000     1,639,230
                                           ------------
                                              3,831,020
                                           ------------
TRANSPORTATION - 3.6%
IL Regional Transportation
   Authority, Series 1996 C,
   7.750% 06/01/20              5,000,000     6,733,400
                                           ------------



See notes to investment portfolio.

November 30, 2002

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
---------------------------------------------------------
UTILITY - 25.1%
INVESTOR OWNED - 2.9%
HI State Department of Budget
   & Finance, Hawaiian Electric
   Co., Series 1995 A,
   6.600% 01/01/25             $4,000,000   $ 4,336,160
MI St. Clair County Economic
   Development Corp., Detroit
   Edison Co., Series 1933 AA,
   6.400% 08/01/24              1,000,000     1,155,480
                                           ------------
                                              5,491,640
                                           ------------
JOINT POWER AUTHORITY - 12.2%
GA State Municipal Electric
   Authority, Series 1997 Y,
   6.400% 01/01/13                945,000     1,115,629
SC State Public Service Authority,
   Series 1995 A,
   6.250% 01/01/22              3,500,000     3,858,540
TX State Municipal Power Agency,
   Series 1989:
   (a) 09/01/10                 4,805,000     3,507,458
   (a) 09/01/11                 7,595,000     5,233,031
   (a) 09/01/12                 2,890,000     1,884,771
   Series 1993,
   (a) 09/01/15                 8,875,000     4,804,215
WA Energy Northwest,
   Project No. 1,
   Series 2002 A,
   5.500% 07/01/15              2,000,000     2,160,760
                                           ------------
                                             22,564,404
                                           ------------
MUNICIPAL ELECTRIC - 2.4%
AK Anchorage, Series 1993,
   8.000% 12/01/09              1,000,000     1,271,380
CA State Department of Water
   Resources, Series 2002 A,
   5.500% 05/01/13              2,500,000     2,798,650
SD Heartland Consumers Power
   District, Series 1992,
   6.000% 01/01/09                300,000       336,492
                                           ------------
                                              4,406,522
                                           ------------
WATER & SEWER - 7.6%
FL Lee County, Series 1999 A,
   4.750% 10/01/23              1,500,000     1,457,370
FL Saint John's County Water &
   Sewer Authority, Saint Augustine
   Shores System, Series 1991 A:
   (a) 06/01/13                 2,600,000     1,629,056
   (a) 06/01/14                 1,500,000       881,910
GA Atlanta Water & Sewer,
   Series 1993,
   5.500% 11/01/22              1,000,000     1,074,400




                                      PAR         VALUE
--------------------------------------------------------
GA Columbus Water & Sewer,
   Series 2002,
   5.000% 05/01/11             $1,220,000   $ 1,314,611
GA Fulton County, Series 1992,
   6.375% 01/01/14                190,000       224,052
MA State Water Resource
   Authority, Series 1998 B,
   4.500% 08/01/22              1,000,000       936,600
MI Grand Rapids, Series 2000,
   5.250% 01/01/18              1,000,000     1,040,020
OH Cleveland, Series 1993 G,
   5.500% 01/01/21              1,015,000     1,095,083
OH Hamilton County Sewer
   System, Series 2001 A,
   5.250% 12/01/15                500,000       533,235
SC Grand Strand Water & Sewer,
   Series 2001,
   5.250% 06/01/16              1,000,000     1,062,250
TN Clarksville Water & Sewer,
   Series 2002,
   5.200% 02/01/15              1,645,000     1,782,440
TX Houston Water & Sewer
   System, Series 1998 A,
   (a) 12/01/19                 2,500,000     1,030,500
                                           ------------
                                             14,061,527
                                           ------------
TOTAL MUNICIPAL BONDS
   (cost of $161,785,374)                   180,425,259
                                           ------------

SHORT-TERM OBLIGATIONS - 1.8%
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g) - 1.8%
IA Higher Educational Loan
   Authority,
   1.250% 11/01/30                200,000       200,000
IA Muscatine County, Monsanto
   Co., Series 1992,
   1.250% 10/01/07                100,000       100,000
IN State Health Facilities
   Financing Authority:
   Golden Years Homestead,
   Series 2002 A,
   1.200% 06/01/25              1,100,000     1,100,000
   Pathfinder Services, Inc.,
   Series 1996,
   1.200% 11/01/19                100,000       100,000
KS State Development Finance
   Authority, Series 2000,
   1.300% 05/15/26                100,000       100,000
MN Minneapolis:
   Series 1994 A,
   1.100% 12/01/05                200,000       200,000
   Series 1995 B,
   1.100% 12/01/05                365,000       365,000





See notes to investment portfolio.

November 30, 2002


SHORT-TERM OBLIGATIONS
(CONTINUED)                           PAR         VALUE
---------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
NY Long Island Power Authority,
   Series 1998 2-B,
   1.300% 05/01/33             $  300,000    $  300,000
NY New York City,
   Series 1994 A-5,
   1.300% 08/01/20                700,000       700,000
WY Unita County,
   Chevron USA, Inc. Project,
   Series 1993,
   1.300% 08/15/20                100,000       100,000
                                           ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $3,265,000)                       3,265,000
                                           ------------

TOTAL INVESTMENTS - 99.2%
   (cost of $165,050,374)(h)                183,690,259
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 0.8%        1,413,972
-------------------------------------------------------
NET ASSETS - 100.0%                        $185,104,231
                                           ------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) This security, or a portion thereof with a market value of $243,610, is being used to collateralize open futures contracts.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At November 30, 2002, this security amounted to $1,293,600, which represents 0.7% of net assets.

    Additional information on this restricted security is as follows:

                           ACQUISITION    ACQUISITION
    SECURITY                   DATE          COST
------------------------------------------------------
    FL Tampa Bay Water
      Utility System Revenue,
      Series 1999,
      9.940% 10/01/23        09/29/99      $993,440

(e) Interest rates on variable rate securities change periodically. The rate listed is as of November 30, 2002.
(f) Settlement of this security is on a delayed delivery basis.
(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2002.
(h) Cost for generally accepted accounting principles is $165,050,374. Cost for federal income tax purposes is $164,632,789. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed-income securities.

Short futures contracts open at November 30, 2002:

                  PAR VALUE                 UNREALIZED
                 COVERED BY    EXPIRATION  APPRECIATION
TYPE              CONTRACTS       MONTH     AT 11/30/02
--------------------------------------------------------
10 Year U.S.
  Treasury Note $2,500,000       December       $17,252
                                            -----------


SUMMARY OF SECURITIES BY INSURER (UNAUDITED):
                                           % OF TOTAL
INSURER                                    INVESTMENT
------------------------------------------------------
MBIA Insurance Corp.                           29.5%
Ambac Assurance Corp.                          25.0
Financial Guaranty Insurance Co.               24.4
Financial Security Assurance, Inc.             10.2
Connie Lee Insurance Co.                        1.2
Capital Guarantee Insurance Co.                 0.7
GNMA Collateralized                             0.5
                                        ------------
                                               91.5%
                                        ------------


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002

ASSETS:
Investments, at cost                       $165,050,374
                                          -------------
Investments, at value                      $183,690,259
Cash                                             89,712
Receivable for:
   Fund shares sold                             313,129
   Interest                                   2,828,648
Deferred Trustees' compensation plan              4,932
                                          -------------
     Total Assets                           186,926,680
                                          -------------
LIABILITIES:
Payable for:
   Investments purchased on a delayed
     delivery basis                           1,146,293
   Futures variation margin                       8,594
   Fund shares repurchased                      265,736
   Distributions                                219,373
   Management fee                                81,959
   Transfer agent fee                            39,520
   Pricing and bookkeeping fees                   6,862
   Trustees' fee                                    741
Deferred Trustees' fee                            4,932
Other liabilities                                48,439
                                          -------------
     Total Liabilities                        1,822,449
                                          -------------
NET ASSETS                                 $185,104,231
                                          -------------
COMPOSITION OF NET ASSETS:
Paid-in capital                            $166,961,315
Undistributed net investment income             407,435
Accumulated net realized loss                  (921,656)
Net unrealized appreciation on:
   Investments                               18,639,885
   Futures contracts                             17,252
                                          -------------
NET ASSETS                                 $185,104,231
                                          -------------
CLASS A:
Net assets                                 $147,826,312
Shares outstanding                           17,267,860
                                          -------------
Net asset value per share                  $       8.56(a)
                                          -------------
Maximum offering price per share
   ($8.56/0.9525)                          $       8.99(b)
                                          -------------
CLASS B:
Net assets                                 $ 27,120,415
Shares outstanding                            3,167,552
                                          -------------
Net asset value and offering price
   per share                               $       8.56(a)
                                          -------------
CLASS C:
Net assets                                 $ 10,157,504
Shares outstanding                            1,186,568
                                          -------------
Net asset value and offering price
   per share                               $       8.56(a)
                                          -------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.



STATEMENT OF OPERATIONS

For the Year Ended November 30, 2002

INVESTMENT INCOME:
Interest                                     $9,356,263
                                          -------------

EXPENSES:
Management fee                                1,032,580
Distribution fee:
   Class B                                      187,321
   Class C                                       60,820
Service fee:
   Class A                                      295,947
   Class B                                       49,970
   Class C                                       16,213
Pricing and bookkeeping fees                     94,302
Transfer agent fee                              312,722
Trustees' fee                                    12,539
Custody fee                                       7,908
Other expenses                                  101,722
                                          -------------
   Total Expenses                             2,172,044
Fees waived by Distributor - Class C            (24,407)
Custody earnings credit                            (861)
                                          -------------
   Net Expenses                               2,146,776
                                          -------------
Net Investment Income                         7,209,487
                                          -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                1,394,616
   Futures contracts                           (766,527)
                                          -------------
     Net realized gain                          628,089
                                          -------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                                1,885,204
   Futures contracts                            (18,296)
                                          -------------
     Net change in unrealized
      appreciation/depreciation               1,866,908
                                          -------------
Net Gain                                      2,494,997
                                          -------------

Net Increase in Net Assets
   from Operations                           $9,704,484
                                          -------------


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                     YEAR ENDED
                                     NOVEMBER 30,
INCREASE (DECREASE)             ---------------------
IN NET ASSETS:                     2002        2001
-------------------------------------------------------
OPERATIONS:
Net investment income         $ 7,209,487  $ 7,045,382
Net realized gain on
   investments and futures
   contracts                      628,089    2,523,452
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts            1,866,908    4,558,305
                             ------------  -----------

Net Increase from Operations    9,704,484   14,127,139
                             ------------  -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (5,993,239)  (6,005,192)
   Class B                       (817,765)    (802,202)
   Class C                       (288,785)    (113,113)
From net realized gains:
   Class A                     (1,851,860)  (1,152,395)
   Class B                       (300,063)    (199,071)
   Class C                        (85,841)      (6,137)
                             ------------  -----------
Total Distributions Declared
   to Shareholders             (9,337,553)  (8,278,110)
                             ------------  -----------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               24,230,446   21,276,607
   Distributions reinvested     4,998,758    4,586,527
   Redemptions                (28,737,710) (19,156,103)
                             ------------  -----------
     Net Increase                 491,494    6,707,031
                             ------------  -----------
Class B:
   Subscriptions               11,661,633   10,775,519
   Distributions reinvested       701,787      629,527
   Redemptions                 (9,229,351) (12,720,686)
                             ------------  -----------
     Net Increase (Decrease)    3,134,069   (1,315,640)
                             ------------  -----------
Class C:
   Subscriptions                9,931,096    6,129,192
   Distributions reinvested       187,450       56,217
   Redemptions                 (6,290,160)    (526,259)
                             ------------  -----------
     Net Increase               3,828,386    5,659,150
                             ------------  -----------

Net Increase from Share
   Transactions                 7,453,949   11,050,541
                             ------------  -----------
Total Increase in Net Assets    7,820,880   16,899,570



                                     YEAR ENDED
                                    NOVEMBER 30,
                            --------------------------
                                   2002        2001
-------------------------------------------------------
NET ASSETS:
Beginning of period          $177,283,351 $160,383,781
                             ------------  -----------

End of period (including
   undistributed net investment
   income and overdistributed
   net investment income of
   $407,435 and $(65,492),
   respectively)             $185,104,231 $177,283,351
                             ------------  -----------

CHANGES IN SHARES:
Class A:
   Subscriptions                2,851,590    2,491,986
   Issued for distributions
    reinvested                    592,377      540,146
   Redemptions                 (3,369,500)  (2,260,175)
                             ------------  -----------
     Net Increase                  74,467      771,957
                             ------------  -----------

Class B:
   Subscriptions                1,363,189    1,262,471
   Issued for distributions
    reinvested                     83,176       74,177
   Redemptions                 (1,081,173)  (1,498,131)
                             ------------  -----------
     Net Increase (Decrease)      365,192     (161,483)
                             ------------  -----------

Class C:
   Subscriptions                1,157,173      718,434
   Issued for distributions
    reinvested                     22,135        6,587
   Redemptions                   (737,304)     (62,497)
                             ------------  -----------
     Net Increase                 442,004      662,524
                             ------------  -----------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

November 30, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Tax-Exempt Insured Fund (the "Fund"), a series of Liberty Funds Trust IV (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in insured municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee attributable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis.

November 30, 2002

Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows, based on securities held by the Fund on December 1, 2001:

                              NET UNREALIZED
                 COST          APPRECIATION
              ----------       ------------
               $357,747         $(357,747)

The effect of this change, for the year ended November 30, 2002, was as follows:

    NET INVESTMENT    NET REALIZED    NET UNREALIZED
        INCOME            GAINS        APPRECIATION
      ----------      ------------     ------------
        $85,721         $(25,883)        $(59,838)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for discount accretion on debt securities, straddle deferrals, mark-to-market on futures contracts, current year distribution payable, non-deductible expenses and distribution reclasses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended November 30, 2002 permanent items identified and reclassified among the components of net assets are as follows:

     UNDISTRIBUTED     ACCUMULATED
    NET INVESTMENT    NET REALIZED        PAID-IN
        INCOME            LOSS            CAPITAL
      ----------      ------------       --------
        $5,482          $(5,482)            $--

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

       ORDINARY         LONG-TERM       TAX-EXEMPT
        INCOME        CAPITAL GAINS       INCOME
      ----------      ------------   ----------------
       $766,076        $1,497,293       $7,074,184

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED    UNDISTRIBUTED
      TAX-EXEMPT        LONG-TERM       UNREALIZED
        INCOME        CAPITAL GAINS    APPRECIATION
      ----------      ------------    --------------
       $220,478         $940,362        $19,074,722

NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro-rata portion of the combined average daily net assets of the Fund and Liberty Tax-Exempt Fund as follows:

       AVERAGE DAILY NET ASSETS   ANNUAL FEE RATE
       ------------------------   ---------------
       First $1 billion               0.60%
       Next $2 billion                0.55%
       Next $1 billion                0.50%
       Over $4 billion                0.45%

Prior to July 12, 2002, the monthly fee was based on the combined average daily net assets of the Fund, Liberty Tax-Exempt Fund and Liberty High Yield Municipal Fund at the same annual fee rates listed above.

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended November 30, 2002, the net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

November 30, 2002

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended November 30, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $27,874 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $5,152, $106,216 and $3,594 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires it to pay the Distributor a monthly service fee equal to 0.20% annually of the Fund's average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $861 of custody fees were reduced by balance credits for the year ended November 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.



NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the year ended November 30, 2002, purchases and sales of investments, other than short-term obligations, were $27,261,672 and $18,861,888, respectively.

Unrealized appreciation (depreciation) at November 30, 2002, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $19,092,701
     Gross unrealized depreciation            (35,231)
                                          -----------
     Net unrealized appreciation          $19,057,470
                                          -----------

OTHER:
The Fund has greater than 10% of its net assets, at November 30, 2002, invested in issues located in Illinois and in Texas, respectively.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

November 30, 2002

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at November 30, 2002.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

NOTE 5. LINE OF CREDIT
The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowing). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on the relative size of each fund to the Trust as a whole. The commitment fee is included in "Other Expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended November 30, 2002, the Fund had no borrowings under the agreement.

FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED NOVEMBER 30,
                                        -------------------------------------------------------------------------------
CLASS A SHARES                               2002              2001              2000             1999           1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                   $     8.55       $     8.24       $     7.92       $     8.62       $     8.47
                                         ----------       ----------       ----------       ----------       ----------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.35(a)(b)       0.37(a)          0.38(c)          0.37             0.38
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.11(b)          0.37             0.35            (0.61)            0.22
                                         ----------       ----------       ----------       ----------       ----------
Total from Investment Operations               0.46             0.74             0.73            (0.24)            0.60
                                         ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.34)           (0.36)           (0.38)           (0.37)           (0.39)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (0.11)           (0.07)           (0.03)           (0.09)           (0.05)
                                         ----------       ----------       ----------       ----------       ----------
   Total Distributions Declared
     to Shareholders                          (0.45)           (0.43)           (0.41)           (0.46)           (0.45)
                                         ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE,
   END OF PERIOD                         $     8.56       $     8.55       $     8.24       $     7.92       $     8.62
                                         ----------       ----------       ----------       ----------       ----------
Total return (d)                               5.61%            9.15%            9.51%           (2.87)%           7.29%
                                         ----------       ----------       ----------       ----------       ----------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (e)                                 1.06%            1.09%            1.07%            1.09%            1.06%
Net investment income (e)                    4.10%(b)         4.32%            4.81%            4.53%            4.49%
Portfolio turnover rate                        11%               9%              15%               5%              12%
Net assets, end of period (000's)         $147,826         $146,965         $135,291         $140,759         $171,812

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 4.06% to 4.10%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED NOVEMBER 30,
                                        -------------------------------------------------------------------------------
CLASS B SHARES                               2002              2001              2000             1999           1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                   $     8.55       $     8.24       $     7.92       $     8.62       $     8.47
                                         ----------       ----------       ----------       ----------       ----------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.28(a)(b)       0.30(a)          0.32(c)          0.31             0.32
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.12(b)          0.38             0.35            (0.61)            0.22
                                         ----------       ----------       ----------       ----------       ----------
Total from Investment Operations               0.40             0.68             0.67            (0.30)            0.54
                                         ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.28)           (0.30)           (0.32)           (0.31)           (0.33)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (0.11)           (0.07)           (0.03)           (0.09)           (0.05)
                                         ----------       ----------       ----------       ----------       ----------
   Total Distributions Declared
     to Shareholders                          (0.39)           (0.37)           (0.35)           (0.40)           (0.39)
                                         ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE,
   END OF PERIOD                         $     8.56       $     8.55       $     8.24       $     7.92       $     8.62
                                         ----------       ----------       ----------       ----------       ----------
Total return (d)                             4.83%            8.36%            8.69%           (3.60)%           6.47%
                                         ----------       ----------       ----------       ----------       ----------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (e)                                 1.81%            1.84%            1.82%            1.84%            1.81%
Net investment income (e)                    3.35%(b)         3.57%            4.06%            3.78%            3.74%
Portfolio turnover rate                        11%               9%              15%               5%              12%
Net assets, end of period (000's)         $ 27,120         $ 23,954         $ 24,417         $ 34,383         $ 37,716

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 3.31% to 3.35%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED NOVEMBER 30,
                                        -------------------------------------------------------------------------------
CLASS C SHARES                               2002              2001              2000             1999           1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                   $     8.55       $     8.24       $     7.92       $     8.62       $     8.47
                                         ----------       ----------       ----------       ----------       ----------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.31(a)(b)       0.33(a)          0.34(c)          0.33             0.34
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.11(b)          0.37             0.35            (0.61)            0.22
                                         ----------       ----------       ----------       ----------       ----------
Total from Investment Operations               0.42             0.70             0.69            (0.28)            0.56
                                         ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.30)           (0.32)           (0.34)           (0.33)           (0.35)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (0.11)           (0.07)           (0.03)           (0.09)           (0.05)
                                         ----------       ----------       ----------       ----------       ----------
   Total Distributions Declared
     to Shareholders                          (0.41)           (0.39)           (0.37)           (0.42)           (0.41)
                                         ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE,
   END OF PERIOD                         $     8.56       $     8.55       $     8.24       $     7.92       $     8.62
                                         ----------       ----------       ----------       ----------       ----------
Total return (d)(e)                            5.14%            8.67%            9.02%           (3.31)%           6.80%
                                         ----------       ----------       ----------       ----------       ----------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                 1.51%            1.54%            1.52%            1.54%            1.51%
Net investment income (f)                    3.65%(b)         3.87%            4.36%            4.08%            4.04%
Waiver/reimbursement                         0.30%            0.30%            0.30%            0.30%            0.30%
Portfolio turnover rate                        11%               9%              15%               5%              12%
Net assets, end of period (000's)         $ 10,158          $ 6,364           $  676           $  641           $  705

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Fund adopted the provision of the AICPA
   Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 3.61% to 3.65%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST IV
AND THE SHAREHOLDERS OF LIBERTY TAX-EXEMPT INSURED FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Tax-Exempt Insured Fund (the "Fund") (a series of Liberty Funds Trust IV) at November 30, 2002, and the results of its operations, the changes in its net assets, and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
January 17, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION:

For the fiscal year ended November 30, 2002, the Fund designates long-term capital gains of $940,362.

99.72% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.



                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds1 to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (age 47)     Trustee      1996     Executive Vice President-Strategy of United Airlines   103            None
c/o Liberty Funds Group LLC                          since December 2002 (formerly President of UAL
One Financial Center                                 Loyalty Services and Executive Vice President
Boston, MA 02111                                     of United Airlines (airline) from September 2001
                                                     to December 2002; formerly Executive Vice
                                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 45)  Trustee      1996     Executive Vice President-Corporate Development         103            None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***          None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive       103             None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,     118*            None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980; Associate Editor, Journal
                                                     of Money Credit and Banking, since September,
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties        105***   Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly              103           None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst



1 In December 2000, the board of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty board or the former Stein Roe Funds board.


TRUSTEES (CONTINUED)

                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners      103   Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since September 1994             (business products
One Financial Center                                 (formerly Chief Executive Officer and Chairman                 and services),
Boston, MA 02111                                     of the Board of Directors, Continental Bank               Anixter International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                                 services) and MONY
                                                                                                              Group (life insurance)

Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        103   Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                 Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                  Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to                (designer, importer
                                                     1994, IBM Corporation (global education and                  and distributor of
                                                     global applications))                                          giftware and
                                                                                                                     collectibles)



Interested Trustees
William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners     105***      Lee Enterprises
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                    (print and online
One Financial Center                                 (formerly Founding Partner, Development Capital            media), WR Hambrecht
Boston, MA 02111                                     LLC from November 1996 to February 1999;                     + Co. (financial
                                                     Dean and Professor, College of Business and                 service provider),
                                                     Management, University of Maryland from                    First Health (health
                                                     October 1992 to November 1996)                              care) and Systech
                                                                                                                  Retail Systems
                                                                                                                 (retail industry
                                                                                                                technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia                  103          None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Farnham, Incorporated (Stein Roe) since
                                                     April 1999; Executive Vice President and Director
                                                     of Colonial Management Associates, Inc. since
                                                     April 1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group
                                                     LLC (LFG) since April 1999; Director of Stein Roe
                                                     since September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating
                                                     Rate Limited Liability Company since October
                                                     2000; Vice President of Galaxy Funds since September
                                                     2002; (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)


* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.

** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

*** In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

 OFFICERS AND TRANSFER AGENT



                                      Year first
                                      elected or
                        Position with  appointed
Name, address and age   Liberty Funds  to office  Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
Keith T. Banks (age 47)    President     2001       President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group or its
590 Madison Avenue, 36th Floor                      predecessor since August 2000; President, Chief Executive Officer and Chief
New York, NY 10022                                  Investment Officer of Fleet Investment Advisors Inc. since 2000 (formerly
                                                    Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
                                                    from November 1996 to August 2000); President of Galaxy Funds since September
                                                    2002

Vicki L. Benjamin (age 41)   Chief       2001       Controller of Liberty Funds, Stein Roe and Liberty All-Star Funds since May
One Financial Center        Accounting              2002; Chief Accounting Officer of Liberty Funds, Stein Roe and Liberty All-Star
Boston, MA 02111            Officer                 Funds since June 2001; Controller and Chief Accounting Officer of Galaxy Funds
                                                    since September 2002; Vice President of Liberty Funds since April 2001 (formerly
                                                    Vice President, Corporate Audit, State Street Bank and Trust Company from May
                                                    1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit
                                                    Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer  2000       Treasurer of Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of Liberty Funds since January 2001
                                                    (formerly Vice President from April 2000 to January 2001; Vice President of
                                                    Colonial Management Associates, Inc. from February 1998 to October 2000; Senior
                                                    Tax Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)   Secretary  2002       Secretary of Liberty Funds, Stein RoeFunds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November 1996, Assistant General Counsel since
                                                    September 2002 of Fleet National Bank (formerly Senior Vice President and Group
                                                    Counsel of Fleet National Bank from November 1996 to September 2002)



Important Information About This Report
The Transfer Agent for Liberty Tax-Exempt Insured Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Tax-Exempt Insured Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Tax-Exempt Insured Fund

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



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



Liberty Tax-Exempt Insured Fund  ANNUAL REPORT, NOVEMBER 30, 2002


Logo: LibertyFunds
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621



                                                                     PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20



                                                765-02/037M-1102 (01/03) 02/3024